Stockholders' Equity (Common Stock) (Detail Textuals 4) (USD $)	1 Months Ended					6 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	May 31, 2012	Mar. 31, 2012	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Mar. 07, 2014 Subsequent Event	Dec. 31, 2013 Subsequent Event	Dec. 31, 2013 Novosom	Sep. 30, 2012 Novosom	Jun. 30, 2014 Novosom	Dec. 31, 2013 Novosom	Mar. 31, 2012 Terminated purchase agreement	Dec. 31, 2011 Stock Purchase Agreement	Mar. 31, 2012 Public Offering	Dec. 31, 2012 Public Offering Series A Warrants
Stockholders Equity Note [Line Items]
Common stock, shares authorized	180,000,000	180,000,000				180,000,000	180,000,000	180,000,000
Proceeds from sales of common shares, Series C preferred shares and warrants, net								$ 1,112,000		$ 6,000,000						$ 1,800,000	$ 1,800,000	$ 1,100,000
Shares issued during period																		1,600,000
Number of common shares issued during period through exercise of warrants											1,200,000							800,000
Sales price per share of common stock sold through offering																		$ 0.75
Fair value of shares to be issued		650,000						650,000	1,900,000	1,100,000
Number of warrants issued							5,100,800	7,770,793
Share-based compensation issued, shares																1,500,000
Shares issued for cashless exercise				400,000				400,000
Price of shares issued for cashless exercise				810,000				810,000
Exercise price of warrants	0.89	0.28		0.28	0.75		0.89	0.28		0.75									0.28
Reclassification of fair value liability for price adjustable warrants exercised				490,000		1,862,000		488,000
Value of shares issued to landlord			1,500,000
Amount owned from vendors								1,600,000
Common stock shares reserve for settlement of loan								3,900,000
Outstanding amount of loan from vendor								1,200,000
Shares issued during period for settlement of outstanding amounts due to vendors								3,800,000
Shares to be issued during period for settlement of outstanding amounts due to vendor								100,000
Value of shares issued during period for settlement of outstanding amounts due to vendors								40,000
Description of consideration for sub-licensed lipid-delivery technology														As part of the asset purchase agreement that we entered into with Novosom in July 2010, we are obligated to pay Novosom 30% of any payments received by us for sub-licensed SMARTICLES® technology. The consideration is payable in a combination of cash (no more than 50% of total due) and common stock (between 50% and 100% of total due), at our discretion.	As part of the Novosom agreement we are obligated to pay Novosom 30% of any payments received by us for sub-licensed lipid-delivery technology. The consideration is payable in a combination of cash (no more than 50% of total due) and common stock (between 50% and 100% of total due), at our discretion.
Shares issued as consideration for sub-licensed lipid-delivery technology													340,000	960,000
Fair value of shares issued													110,000
Commitment of additional issuance of shares for future												500,000	510,000
Issuance of immediately vested restricted common stock to remaining non-officer employees		360,000
Compensation charge		$ 200,000
Number of voting right						One vote	one vote
Stock issued to employees under ESPP					3,908
Shares issued during the period in settlement of amounts due under employment agreement and accrued management fees	2,692,000